Property and equipment, net (Details) (USD $)	12 Months Ended			1 Months Ended							12 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2012 Purchase of office buildings and associated land use rights in Chaoyang District [Member] SquareMeters	Dec. 31, 2013 Computer equipment and application software [Member]	Dec. 31, 2012 Computer equipment and application software [Member]	Dec. 31, 2013 Building [Member]		Dec. 31, 2012 Building [Member]		Dec. 31, 2012 Building [Member] Purchase of office buildings and associated land use rights in Chaoyang District [Member]	Dec. 31, 2013 Office building related facility and machines [Member]		Dec. 31, 2012 Office building related facility and machines [Member]		Dec. 31, 2012 Office building related facility and machines [Member] Purchase of office buildings and associated land use rights in Chaoyang District [Member]	Dec. 31, 2013 Furniture and vehicles [Member]	Dec. 31, 2012 Furniture and vehicles [Member]	Dec. 31, 2013 Leasehold improvements [Member]	Dec. 31, 2012 Leasehold improvements [Member]	Dec. 31, 2013 Construction in Progress [Member]		Dec. 31, 2012 Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 221,865,000	$ 144,745,000			$ 149,877,000	$ 81,023,000	$ 46,471,000	[1]	$ 45,050,000	[1]		$ 14,022,000	[1]	$ 13,212,000	[1]		$ 4,672,000	$ 4,422,000	$ 1,354,000	$ 1,038,000	$ 5,469,000	[2]	$ 0	[2]
Less: Accumulated depreciation and amortization	58,001,000	18,710,000
Property and equipment, net	163,864,000	126,035,000
Area of associated land use rights				69,205
Cash consideration of office building and land use rights				222,000,000
Capitalized cost											43,927,000					13,212,000
Depreciation and amortization expenses	$ 38,453,000	$ 14,768,000	$ 3,393,000

[1]	In August 2012, the Group entered into a series of definitive agreements to purchase two parcels of office buildings and the associated land use rights with an area of approximately 69,205 square meters in Chaoyang District, Beijing, China for a total cash consideration of $222 million. The Group completed the acquisition of one parcel of the buildings in 2012 and the acquisition of the other parcel of buildings was in process as of December 31, 2013. The Group capitalized the related building cost of $43,927 and the cost for the facilities of the first parcel of building of $13,212 in the year ended December 31, 2012. No building cost and facilities cost were capitalized in year 2013.
[2]	As part of the acquisition of Entity P in 2013 as described in Note 3(4), the Group acquired a building under construction at Henan Province of China.